Liabilities (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 04, 2025 CAD ($) $ / shares shares	Aug. 18, 2025 CAD ($) $ / shares shares	Mar. 28, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Liabilities [Line Items]
Qualified expenditure obligation				$ 560,000
Private placement [Member]
Liabilities [Line Items]
Private placement (Shares) | shares	9,200,000	4,651,163	15,700,000
Share price | $ / shares	$ 0.35	$ 0.43	$ 0.2625
Proceeds from issuing shares	$ 3,200	$ 2,000	$ 4,100
Fair value per share | $ / shares	$ 0.34	$ 0.39	$ 0.24
Premium per share | $ / shares	$ 0.01	$ 0.04	$ 0.0225
Flow-through premium liability	$ 92,000	$ 186,047	$ 353,000
Deferred Royalty Liability [Member]
Liabilities [Line Items]
NSR royalty				3.00%
Original royalty obligation				$ 600,000
Description of terms of advance royalty payments				The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid.
Remaining balance at acquisition				$ 425,000
Fair value at initial recognition				$ 183,000
Discount rate used				18.00%